Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

17. EARNINGS (LOSS) PER SHARE

For the years ended December 31, 2011, 2010 and 2009, earnings (loss) per share (“EPS”) was calculated as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Basic EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Basic EPS	0.74	0.94	(1.29)

Diluted EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Convertible debt interest	5	10	—
Net income (loss) attributable to parent company adjusted	655	840	(1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Dilutive effect of nonvested shares	3,771,729	3,555,806	—
Dilutive effect of convertible debt	17,073,640	27,180,653	—
Number of shares used in calculating diluted EPS	904,464,746	911,111,693	876,928,190
Diluted EPS	0.72	0.92	(1.29)

At December 31, 2011 and December 31, 2010, outstanding stock options included anti-dilutive shares totalling approximately 26,453,152 shares and 35,296,895 shares, respectively. At December 31, 2009, if the Company had reported an income, outstanding stock options would have included anti-dilutive shares totalling approximately 37,943,832 shares.

There was also the equivalent of 8,790,024 common shares outstanding for convertible debt, out of which 5,624 for the 2013 bonds and 8,784,400 for the 2016 bonds. None of these bonds have been converted to shares during 2011. The repurchase of convertible bonds is described in Note 14.